Purchased Loans - Fair Value of Loans Determined to be Impaired (Detail) - Financial Asset Acquired with Credit Deterioration [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities Acquired During Period [Line Items]
Contractually-required principal	$ 993
Nonaccretable difference	(68)
Cash flows expected to be collected	925
Accretable yield	(36)
Fair Value	$ 889